Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Schedule of operating lease-related assets and liabilities recorded on the balance sheets

	Classifications on the financial statements	As of December 31, 2022
Operating lease assets	Operating leases – right-of-use asset	$371
Operating lease liability, current	Operating lease liability, current	516
Operating lease liability, noncurrent	Operating lease liability, noncurrent	30

	Classifications on the financial statements	As of December 31, 2021
Operating lease assets	Operating leases– right-of-use asset	$1,323
Operating lease liability, current	Operating lease liability, current	1,111
Operating lease liability, noncurrent	Operating lease liability, noncurrent	546

Schedule of future minimum lease payments under non-cancelable operating leases

As of December 31,
2022
2023	$531
2024	29
Total future lease payments	560
Less imputed interest	(14)
Total operating lease liability	$546

Schedule of finance lease-related assets and liabilities recorded on the balance sheet

	Classification on the financial statements	December 31, 2022
Finance lease assets	Property and equipment, net	$3,383
Finance lease liability, current	Finance lease, current	1,606
Finance lease liability, noncurrent	Finance lease, noncurrent	—
Depreciation of the leased asset	Cost of revenue	2,072
Lease interest expense	Other income (expense), net	414

	Classification on the financial statements	December 31, 2021
Finance lease assets	Property and equipment, net	$3,943
Finance lease liability, current	Finance lease, current	1,091
Finance lease liability, noncurrent	Finance lease, noncurrent	1,606
Depreciation of the leased asset	Cost of revenue	547
Lease interest expense	Other income (expense), net	598

Schedule of future minimum lease payments under finance lease

As of December 31,
2022
2023	$1,731
Total future lease payments	1,731
Less: imputed interest	(125)
Total finance lease liability	$1,606

Schedule of supplemental disclosures of cash flow information related to leases

	Years Ended December 31,
	2022	2021
Operating cash flows paid for operating leases	$1,215	$1,184
Financing cash flows paid for finance leases	1,504	1,504